Investments in Subsidiaries	12 Months Ended
Dec. 31, 2018
Parent Company
Investments in Subsidiaries and VIEs

3. INVESTMENTS IN SUBSIDIARIES AND VIEs

The Company and its subsidiaries and VIEs were included in the consolidated financial statements where the intercompany transactions and balances were eliminated upon consolidation. For purpose of the Company’s standalone financial statements, its investments in subsidiaries and VIEs were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIEs were reported as equity in earnings of subsidiaries and VIEs in the accompanying parent company financial statements.